FAIR VALUE MESUREMENTS (Table)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of fair value of financial assets and liabilities

	December 31, 2016
	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$1,906	$-	$1,906

Marketable securities:
Corporate debentures	-	32,580	32,580
U.S. Agencies debentures	-	2,443	2,443
Government treasuries	-	666	666

Total assets measured at fair value	$1,906	$35,689	$37,595